CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash		$ 254,887	$ 161,271
Prepaid expenses		761,404
Total current assets		1,016,291	161,271
Investments held in Trust Account		276,052,152
Deferred offering costs associated with the initial public offering			413,039
Total Assets		277,068,443	574,310
Current liabilities:
Accounts payable		42,862	13,785
Due to related party		10,532
Accrued expenses		198,011	68,346
Note payable - related party			500,000
Total current liabilities		251,405	582,131
Accrued liabilities		4,483,777
Convertible note - related party		1,064,140
Deferred underwriting commissions		9,660,000
Derivative warrant liabilities		20,759,730
Total liabilities		36,219,052	582,131
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares	[1],[2]		690
Additional paid-in capital			24,310
Accumulated deficit		(35,151,299)	(32,821)
Total shareholders' deficit		(35,150,609)	(7,821)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit		277,068,443	574,310
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively		276,000,000
Class B Ordinary shares
Shareholders' Deficit:
Ordinary shares		$ 690	$ 690

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).